Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosure regarding executive “compensation actually paid” (“CAP”), as calculated per SEC disclosure rules, and certain measures of our performance for the fiscal years listed below. You should refer to our Compensation Discussion & Analysis (“CD&A”) for a complete description of how executive compensation relates to our performance and how the Compensation Committee makes its decisions. CAP represents a new required calculation of compensation that differs significantly from the Summary Compensation Table calculation of compensation, the Named Executive Officers (“NEOs”) realized or earned compensation, as well as from the way in which the Compensation Committee views annual compensation decisions, as discussed in the CD&A. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs, including with respect to equity awards which remain subject to forfeiture if the vesting conditions are not satisfied.
					Year-end value of $100 invested on 12/31/2019 in:
Year	Summary Compensation Table Total for Raul Rodriguez, CEO(1) $	Compensation Actually Paid to Raul Rodriguez, CEO(3) $	Average Summary Compensation Table Total for Non-CEO NEOs(2)(4) $	Average Compensation Actually Paid to Non-CEO NEOs(3)(4) $	RIGL(5) $	NASDAQ Biotechnology Index(5) $	Net Loss (in millions) $	Total Revenue (in millions) $
2023	3,440,790	2,061,002	1,077,527	711,440	67.76	118.87	(25.1)	116.9
2022	2,864,120	1,465,142	1,232,862	875,128	70.09	113.65	(58.6)	120.2
2021	3,428,041	866,863	1,252,576	647,412	123.83	126.45	(17.9)	149.2
2020	2,963,884	4,724,952	1,079,526	1,385,017	163.55	126.42	(29.7)	108.6
Footnotes:
1)	Raul Rodriguez has been Chief Executive Officer of the Company since November 2014 and has been its president since May 2010.
2)
2022 average summary compensation table total for non-CEO NEOs has been updated since last year’s disclosure to reflect an alignment to year-over-year variation between the Non-CEO Average Summary Compensation and the Summary Compensation Table above.

3)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:
	2023		2022		2021		2020
	Raul Rodriguez $	Average Non-CEO NEOs $	Raul Rodriguez $	Average Non-CEO NEOs $	Raul Rodriguez $	Average Non-CEO NEOs $	Raul Rodriguez $	Average Non-CEO NEOs $
Total Compensation from Summary Compensation Table	3,440,790	1,077,527	2,864,120	1,232,862	3,428,041	1,252,576	2,963,884	1,079,526
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(2,267,280)	(384,280)	(1,771,120)	(541,865)	(2,448,705)	(583,025)	(1,992,765)	(502,228)
Year-end fair value of unvested awards granted in the current year	1,217,867	144,805	795,491	251,675	578,006	137,627	2,408,173	516,458
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(427,053)	(148,247)	(184,265)	(35,496)	(950,857)	(221,116)	1,177,892	259,670
Fair values at vest date for awards granted and vested in current year	114,948	13,649	260,343	44,372	269,958	64,268	159,024	22,395
	2023		2022		2021		2020
	Raul Rodriguez $	Average Non-CEO NEOs $	Raul Rodriguez $	Average Non-CEO NEOs $	Raul Rodriguez $	Average Non-CEO NEOs $	Raul Rodriguez $	Average Non-CEO NEOs $
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(18,270)	7,986	(499,427)	(76,420)	(9,580)	(2,918)	8,744	9,196
Total Adjustments for Equity Awards	(1,379,788)	(366,087)	(1,398,978)	(357,734)	(2,561,178)	(605,164)	1,761,068	305,491
Compensation Actually Paid (as calculated)	2,061,002	711,440	1,465,142	875,128	866,863	647,412	4,724,952	1,385,017
4)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2023: Dean Schorno, Wolfgang Dummer, David Santos and Raymond Furey
2022: Dean Schorno, Dolly Vance, Wolfgang Dummer, David Santos, and Raymond Furey
2021: Dean Schorno, Dolly Vance, Wolfgang Dummer, and David Santos
2020: Dean Schorno, Dolly Vance, Wolfgang Dummer, and David Santos
5)
TSR is determined based on the value of an initial fixed investment of $100 as of December 31, 2019, and the reinvestment of all dividends are assumed. The TSR peer group consists of the NASDAQ Biotechnology Index, the same peer group used in our Annual Report.

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote
1)	Raul Rodriguez has been Chief Executive Officer of the Company since November 2014 and has been its president since May 2010.
4)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2023: Dean Schorno, Wolfgang Dummer, David Santos and Raymond Furey
2022: Dean Schorno, Dolly Vance, Wolfgang Dummer, David Santos, and Raymond Furey
2021: Dean Schorno, Dolly Vance, Wolfgang Dummer, and David Santos
2020: Dean Schorno, Dolly Vance, Wolfgang Dummer, and David Santos

Peer Group Issuers, Footnote
5)
TSR is determined based on the value of an initial fixed investment of $100 as of December 31, 2019, and the reinvestment of all dividends are assumed. The TSR peer group consists of the NASDAQ Biotechnology Index, the same peer group used in our Annual Report.

PEO Total Compensation Amount	$ 3,440,790	$ 2,864,120	$ 3,428,041	$ 2,963,884
PEO Actually Paid Compensation Amount	$ 2,061,002	1,465,142	866,863	4,724,952
Adjustment To PEO Compensation, Footnote
3)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:
	2023		2022		2021		2020
	Raul Rodriguez $	Average Non-CEO NEOs $	Raul Rodriguez $	Average Non-CEO NEOs $	Raul Rodriguez $	Average Non-CEO NEOs $	Raul Rodriguez $	Average Non-CEO NEOs $
Total Compensation from Summary Compensation Table	3,440,790	1,077,527	2,864,120	1,232,862	3,428,041	1,252,576	2,963,884	1,079,526
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(2,267,280)	(384,280)	(1,771,120)	(541,865)	(2,448,705)	(583,025)	(1,992,765)	(502,228)
Year-end fair value of unvested awards granted in the current year	1,217,867	144,805	795,491	251,675	578,006	137,627	2,408,173	516,458
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(427,053)	(148,247)	(184,265)	(35,496)	(950,857)	(221,116)	1,177,892	259,670
Fair values at vest date for awards granted and vested in current year	114,948	13,649	260,343	44,372	269,958	64,268	159,024	22,395
	2023		2022		2021		2020
	Raul Rodriguez $	Average Non-CEO NEOs $	Raul Rodriguez $	Average Non-CEO NEOs $	Raul Rodriguez $	Average Non-CEO NEOs $	Raul Rodriguez $	Average Non-CEO NEOs $
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(18,270)	7,986	(499,427)	(76,420)	(9,580)	(2,918)	8,744	9,196
Total Adjustments for Equity Awards	(1,379,788)	(366,087)	(1,398,978)	(357,734)	(2,561,178)	(605,164)	1,761,068	305,491
Compensation Actually Paid (as calculated)	2,061,002	711,440	1,465,142	875,128	866,863	647,412	4,724,952	1,385,017

Non-PEO NEO Average Total Compensation Amount	$ 1,077,527	1,232,862	1,252,576	1,079,526
Non-PEO NEO Average Compensation Actually Paid Amount	$ 711,440	875,128	647,412	1,385,017
Adjustment to Non-PEO NEO Compensation Footnote
3)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:
	2023		2022		2021		2020
	Raul Rodriguez $	Average Non-CEO NEOs $	Raul Rodriguez $	Average Non-CEO NEOs $	Raul Rodriguez $	Average Non-CEO NEOs $	Raul Rodriguez $	Average Non-CEO NEOs $
Total Compensation from Summary Compensation Table	3,440,790	1,077,527	2,864,120	1,232,862	3,428,041	1,252,576	2,963,884	1,079,526
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(2,267,280)	(384,280)	(1,771,120)	(541,865)	(2,448,705)	(583,025)	(1,992,765)	(502,228)
Year-end fair value of unvested awards granted in the current year	1,217,867	144,805	795,491	251,675	578,006	137,627	2,408,173	516,458
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(427,053)	(148,247)	(184,265)	(35,496)	(950,857)	(221,116)	1,177,892	259,670
Fair values at vest date for awards granted and vested in current year	114,948	13,649	260,343	44,372	269,958	64,268	159,024	22,395
	2023		2022		2021		2020
	Raul Rodriguez $	Average Non-CEO NEOs $	Raul Rodriguez $	Average Non-CEO NEOs $	Raul Rodriguez $	Average Non-CEO NEOs $	Raul Rodriguez $	Average Non-CEO NEOs $
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(18,270)	7,986	(499,427)	(76,420)	(9,580)	(2,918)	8,744	9,196
Total Adjustments for Equity Awards	(1,379,788)	(366,087)	(1,398,978)	(357,734)	(2,561,178)	(605,164)	1,761,068	305,491
Compensation Actually Paid (as calculated)	2,061,002	711,440	1,465,142	875,128	866,863	647,412	4,724,952	1,385,017

Compensation Actually Paid vs. Total Shareholder Return
Pay Versus Performance: Graphical Description
The illustrations below provide a graphical description of CAP (as calculated in accordance with the SEC rules) and the following measures:
•	the Company’s cumulative TSR and the Peer Group’s cumulative TSR;
CAP and Cumulative TSR / Cumulative TSR of the Peer Group

Compensation Actually Paid vs. Net Income
Pay Versus Performance: Graphical Description
The illustrations below provide a graphical description of CAP (as calculated in accordance with the SEC rules) and the following measures:
•	the Company’s Net Income; and
CAP and Company Net Income

Compensation Actually Paid vs. Company Selected Measure
Pay Versus Performance: Graphical Description
The illustrations below provide a graphical description of CAP (as calculated in accordance with the SEC rules) and the following measures:
•
the Company Selected Measure, which for us is the total revenue. As noted above, while not a direct component of our executive compensation program, revenue is included due to its reflection of the growth of our product sales. To measure growth in our product sales, a performance metric used under our annual incentive compensation program, we have identified revenue as our Company-Selected Measure which we believe reflects how well we have executed against our objective with respect to growth in product sales.
CAP and Total Revenue

Total Shareholder Return Vs Peer Group
Pay Versus Performance: Graphical Description
The illustrations below provide a graphical description of CAP (as calculated in accordance with the SEC rules) and the following measures:
•	the Company’s cumulative TSR and the Peer Group’s cumulative TSR;
CAP and Cumulative TSR / Cumulative TSR of the Peer Group

Tabular List, Table
Tabular List of Performance Measures
As noted in the CD&A, for 2023, the principal incentive elements in the Company’s executive compensation program were delivered in the form of annual incentives and equity awards. As is the case with many companies in the biotechnology industry, the Company’s annual incentive objectives are generally tied to the Company’s strategic and operational goals rather than financial goals. The following is a list of performance measures, which in the Company’s assessment represents the most important performance measures used by the Company to link compensation actually paid to the NEOs for 2023:
•	Commercial growth (increased product sales, new product launch)
•	Expansion of clinical pipeline (clinical trials, corporate development via acquisition and/or licensing)
•	Financial diligence (managing expenses, maintaining cash position, non-sales revenue)
•	Total Revenues*
*
While not a direct component of the Company’s executive compensation program, revenue is included due to its reflection of the growth of our product sales. To measure growth in our product sales, a performance metric used under our annual incentive compensation program, we have identified revenue as our Company-Selected Measure which we believe reflects how well we have executed against our objective with respect to growth in our product sales.

Total Shareholder Return Amount	$ 67.76	70.09	123.83	163.55
Peer Group Total Shareholder Return Amount	118.87	113.65	126.45	126.42
Net Income (Loss)	$ (25,100,000)	$ (58,600,000)	$ (17,900,000)	$ (29,700,000)
Company Selected Measure Amount	116,900,000	120,200,000	149,200,000	108,600,000
PEO Name	Raul Rodriguez	Raul Rodriguez	Raul Rodriguez	Raul Rodriguez
Measure:: 1
Pay vs Performance Disclosure
Name	Commercial growth
Measure:: 2
Pay vs Performance Disclosure
Name	Expansion of clinical pipeline
Measure:: 3
Pay vs Performance Disclosure
Name	Financial diligence
Measure:: 4
Pay vs Performance Disclosure
Name	Total Revenues
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,379,788)	$ (1,398,978)	$ (2,561,178)	$ 1,761,068
PEO | Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,267,280)	(1,771,120)	(2,448,705)	(1,992,765)
PEO | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,217,867	795,491	578,006	2,408,173
PEO | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(427,053)	(184,265)	(950,857)	1,177,892
PEO | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	114,948	260,343	269,958	159,024
PEO | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,270)	(499,427)	(9,580)	8,744
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(366,087)	(357,734)	(605,164)	305,491
Non-PEO NEO | Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(384,280)	(541,865)	(583,025)	(502,228)
Non-PEO NEO | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	144,805	251,675	137,627	516,458
Non-PEO NEO | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(148,247)	(35,496)	(221,116)	259,670
Non-PEO NEO | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,649	44,372	64,268	22,395
Non-PEO NEO | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 7,986	$ (76,420)	$ (2,918)	$ 9,196